Indirect taxes, charges and contributions payable (Tables)	12 Months Ended
Dec. 31, 2022
Indirect Taxes Charges And Contributions Payable
Schedule of indirect taxes charges and contributions payable

	2022	2021

Indirect taxes, charges and contributions payable	2,097,468	1,421,955

Value added tax on goods and services - ICMS	222,120	303,721
ANATEL’s taxes and fees (i)	1,798,967	1,042,933
Imposto sobre Serviço (Service tax) - ISS	65,664	66,075
Other	10,717	9,226

Current portion	(2,093,734)	(1,418,682)
Non-current portion	3,734	3,273